Shareholders' equity - Narrative (Details)					12 Months Ended
	Jun. 30, 2021 USD ($) shares	Aug. 12, 2020 shares	Jul. 06, 2020 shares	Feb. 15, 2019 USD ($) shares	Dec. 31, 2021 vote $ / shares shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2018 $ / shares shares	May 22, 2018 USD ($) $ / shares
Class of Stock [Line Items]
Common stock authorized (in shares)					500,000,000
Common stock, par value (in dollars per share) | $ / shares					$ 0			$ 0
Common stock outstanding (in shares)								205,232,247
Repurchased share distributed (in shares)	2,960,926
Common stock issued (in shares)					210,478,322	207,265,773	204,070,029	205,232,247
Stock Dividends to Arcos Dorados Holdings Inc.’s shareholders, Shares			0.0142857
Dividends paid, cash | $	$ 21
Class A
Class of Stock [Line Items]
Common stock authorized (in shares)					420,000,000
Common stock outstanding (in shares)								125,232,247
Shares issued during the period (in shares)					251,623	472,130	470,558
Repurchased share distributed (in shares)	2,960,926	2,723,614
Common stock issued (in shares)					130,478,322	127,265,773	124,070,029	125,232,247
Number of votes per share (in votes) | vote					1
Class B
Class of Stock [Line Items]
Common stock authorized (in shares)					80,000,000
Common stock outstanding (in shares)								80,000,000
Common stock issued (in shares)					80,000,000	80,000,000	80,000,000	80,000,000
Number of votes per share (in votes) | vote					5
The Repurchase Program
Class of Stock [Line Items]
Number of shares repurchased (in shares)				7,993,602
Value of shares repurchased | $				$ 60,000,000
The Repurchase Program | Class A
Class of Stock [Line Items]
Common stock, par value (in dollars per share) | $ / shares									$ 0
Shares authorized, value | $									$ 60,000,000